ACCOUNTS RECEIVABLE (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Allowance for doubtful accounts receivable	$ 118.6	$ 100.6